S & G Holdings, Inc. - Consolidated Statement of Stockholder's Deficit (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance, Value at Dec. 31, 2010	$ 100	$ 900	$ (1,081,638)	$ (1,080,638)
Balance, Shares at Dec. 31, 2010	1,020
Net Income (Loss)			(39,401)	(39,401)
Balance, Value at Dec. 31, 2011	100	900	(1,121,039)	(1,120,039)
Balance, Shares at Dec. 31, 2011	1,020
Net Income (Loss)			7,925	7,925
Balance, Value at Dec. 31, 2012	$ 100	$ 900	$ (1,113,114)	$ (1,112,114)
Balance, Shares at Dec. 31, 2012	1,020